Schedule Of Property, Plant And Equipment (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	$ 60,951	$ 52,167
Additions	424,214	8,784
Disposals	(2,268)
Ending balance	482,897	60,951
Beginning balance	(48,559)	(46,469)
Disposals	414
Depreciation	(38,753)	(2,090)
Ending balance	(86,898)	(48,559)
Carrying amount 30 June 2022	395,999	12,392
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	250,211
Disposals
Ending balance	250,211
Beginning balance
Disposals
Depreciation	(17,680)
Ending balance	(17,680)
Carrying amount 30 June 2022	232,531
IT Equipment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	11,466	3,337
Additions	69,612	8,129
Disposals	(2,268)
Ending balance	78,810	11,466
Beginning balance	(5,111)	(3,337)
Disposals	414
Depreciation	(10,381)	(1,774)
Ending balance	(15,078)	(5,111)
Carrying amount 30 June 2022	63,732	6,355
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	49,485	48,830
Additions	104,391	655
Disposals
Ending balance	153,876	49,485
Beginning balance	(43,448)	(43,132)
Disposals
Depreciation	(10,692)	(316)
Ending balance	(54,140)	(43,448)
Carrying amount 30 June 2022	$ 99,736	$ 6,037